RESTRUCTURING (Details) - 2020 Restructuring Activities $ in Millions		12 Months Ended
	Apr. 15, 2020 USD ($) employee	Dec. 31, 2020 USD ($)
Restructuring Cost and Reserve [Line Items]
Reduction in workforce | employee	600
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 11.4
Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 18.4
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1.9
Sales, marketing and operations expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5.2
Technology and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2.1
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 20.6